Unaudited Condensed Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Time charter revenue	$ 55,681,124	$ 41,769,278	$ 36,062,202
Voyage charter revenue			206,682
Commissions (including $453,361, $493,341 and $504,892, respectively, to related party)	(2,378,007)	(1,745,599)	(1,844,147)
Net revenue, continuing operations	53,303,117	40,023,679	34,424,737
Operating expenses
Voyage expenses	1,334,259	1,055,408	1,261,088
Vessel operating expenses (including $256,069, $249,081 and $304,515, respectively, to related party)	32,219,689	23,983,282	19,986,170
Dry-docking expenses	536,199	2,714,662	2,774,924
Vessel depreciation	6,605,976	4,178,886	3,305,951
Related party management fees	5,293,199	3,671,335	3,536,094
General and administrative expenses (including $1,561,126, $1,344,250 and $2,000,000, respectively, to related party)	3,041,435	2,444,495	2,565,502
Net gain on sale of vessels	(2,453,736)		(1,340,952)
Other operating income	(2,687,205)
Loss on write-down of vessel held for sale	121,165
Total operating expenses, continuing operations	44,010,981	38,048,068	32,088,777
Operating income, continuing operations	9,292,136	1,975,611	2,335,960
Other income/(expenses)
Interest and other financing costs (including $0, $84,444 and $361,283, respectively, to related party)	(4,125,150)	(3,424,969)	(3,050,768)
Loss on debt extinguishment	(491,571)	(328,291)
Loss on derivatives, net	(587,988)	(2,885)	(44,343)
Foreign exchange gain / (loss)	(63,007)	2,024	13,963
Interest income	17,011	95,839	81,792
Other expenses, net, continuing operations	(5,250,705)	(3,658,282)	(2,999,356)
Net (loss) / income, continuing operations	4,041,431	(1,682,671)	(663,396)
Dividends to Series B preferred shares	(693,297)	(1,271,782)	(1,335,733)
Preferred deemed dividend		(504,577)
Net (loss) / income attributable to common shareholders, continuing operations	3,348,134	(3,459,030)	(1,999,129)
Net income attributable to common shareholders, discontinued operations			554,506
Net (loss) / income attributable to common shareholders	$ 3,348,134	$ (3,459,030)	$ (1,444,623)
Weighted average common shares –outstanding, basic and diluted (in shares)	5,753,917	2,861,928	1,414,775
(Loss) / earnings per share attributable to common shareholders - basic and diluted, continuing operations (in dollars per share)	$ 0.58	$ (1.21)	$ (1.41)
Earnings per share attributable to common shareholders - basic and diluted, discontinued operations (in dollars per share)			0.39
Loss / (earnings) per share attributable to common shareholders - basic and diluted (in dollars per share)	$ 0.58	$ (1.21)	$ (1.02)